Offerings - Offering: 1	Sep. 12, 2025 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Shares, par value $0.001 per share
Amount Registered | shares	10,357,237
Proposed Maximum Offering Price per Unit | $ / shares	2.03
Maximum Aggregate Offering Price	$ 21,025,191.11
Fee Rate	0.01531%
Amount of Registration Fee	$ 3,218.96
Offering Note
(1)
Includes: (i) 10,262,726 Common Shares to be issued pursuant to the SEPA; (ii) 49,262 Common Shares to be issued in satisfaction of the second half of the Commitment Fee; and (iii) 45,249 Initial Commitment Shares.

(2)
Estimated solely for the purpose of calculating the amount of the registration fee based on the average of the high and low prices of the Common Shares on the Nasdaq Capital Market on September 9, 2025 (such date being within five business days of the date that this registration statement was filed with the United States Securities and Exchange Commission). This calculation is in accordance with Rule 457(c) of the Securities Act.